Shareholder Report, Holdings (Details)	Jun. 30, 2025
Paradigm Value Fund | Information Technology
Holdings [Line Items]
Percent of Total Investments	28.60%
Paradigm Value Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
Paradigm Value Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	22.80%
Paradigm Value Fund | Financials
Holdings [Line Items]
Percent of Total Investments	6.20%
Paradigm Value Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.50%
Paradigm Value Fund | Materials
Holdings [Line Items]
Percent of Total Investments	3.90%
Paradigm Value Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Paradigm Value Fund | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.50%
Paradigm Value Fund | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Paradigm Value Fund | EMCOR Group Inc.
Holdings [Line Items]
Percent of Total Investments	8.70%
Paradigm Value Fund | A10 Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
Paradigm Value Fund | Addus HomeCare Corporation
Holdings [Line Items]
Percent of Total Investments	4.60%
Paradigm Value Fund | Sensient Technologies Corporation
Holdings [Line Items]
Percent of Total Investments	3.90%
Paradigm Value Fund | RadNet, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
Paradigm Value Fund | Mid-America Apartment Communities Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
Paradigm Value Fund | Kulicke & Soffa Industries Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
Paradigm Value Fund | TD SYNNEX Corporation
Holdings [Line Items]
Percent of Total Investments	3.30%
Paradigm Value Fund | Kforce Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
Paradigm Value Fund | Enovis Corporation
Holdings [Line Items]
Percent of Total Investments	2.80%
Paradigm Select Fund | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.60%
Paradigm Select Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
Paradigm Select Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	31.50%
Paradigm Select Fund | Financials
Holdings [Line Items]
Percent of Total Investments	1.00%
Paradigm Select Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
Paradigm Select Fund | Materials
Holdings [Line Items]
Percent of Total Investments	6.10%
Paradigm Select Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Paradigm Select Fund | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Paradigm Select Fund | EMCOR Group Inc.
Holdings [Line Items]
Percent of Total Investments	11.10%
Paradigm Select Fund | Natera, Inc.
Holdings [Line Items]
Percent of Total Investments	10.20%
Paradigm Select Fund | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
Paradigm Select Fund | Globus Medical, Inc. - Class A
Holdings [Line Items]
Percent of Total Investments	4.50%
Paradigm Select Fund | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
Paradigm Select Fund | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Total Investments	3.80%
Paradigm Select Fund | Garmin Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
Paradigm Select Fund | Zurn Elkay Water Solutions Corporation
Holdings [Line Items]
Percent of Total Investments	3.30%
Paradigm Select Fund | Boise Cascade Company
Holdings [Line Items]
Percent of Total Investments	3.20%
Paradigm Select Fund | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
Paradigm Micro-Cap Fund | Information Technology
Holdings [Line Items]
Percent of Total Investments	35.00%
Paradigm Micro-Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
Paradigm Micro-Cap Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	16.60%
Paradigm Micro-Cap Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.60%
Paradigm Micro-Cap Fund | Materials
Holdings [Line Items]
Percent of Total Investments	0.40%
Paradigm Micro-Cap Fund | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Paradigm Micro-Cap Fund | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
Paradigm Micro-Cap Fund | Enovis Corporation
Holdings [Line Items]
Percent of Total Investments	3.20%
Paradigm Micro-Cap Fund | Modine Manufacturing Company
Holdings [Line Items]
Percent of Total Investments	8.70%
Paradigm Micro-Cap Fund | Goldman Sachs FS Government Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	7.00%
Paradigm Micro-Cap Fund | The Ensign Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
Paradigm Micro-Cap Fund | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
Paradigm Micro-Cap Fund | Integra LifeSciences Holdings Corporation
Holdings [Line Items]
Percent of Total Investments	4.00%
Paradigm Micro-Cap Fund | Orthofix Medical, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
Paradigm Micro-Cap Fund | Enviri Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
Paradigm Micro-Cap Fund | Extreme Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
Paradigm Micro-Cap Fund | Kadant Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%